License Agreements - Schedule of Guaranteed Minimum Royalties (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Guaranteed Minimum Sales	$ 210	$ 1,371	$ 1,164	$ 3,049	$ 4,983	$ 4,426
7/17/20 - 12/31/21 [Member]
Guaranteed Minimum Royalties			250,000
Guaranteed Minimum Sales			3,200,000
1/1/22 - 12/31/22 [Member]
Guaranteed Minimum Royalties			250,000
Guaranteed Minimum Sales			3,200,000
1/1/23 - 12/31/23 [Member]
Guaranteed Minimum Royalties			250,000
Guaranteed Minimum Sales			$ 3,200,000